INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Income tax (expense) benefit (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DEFERRED INCOME TAX ASSETS/LIABILITIES
Current tax	$ (10,904)	$ (6,313)	$ 118,816
Deferred tax	(398,250)	742,914	60,917
Income tax benefit (expense)	$ (409,154)	$ 736,601	$ 179,733